Income Taxes - Summary of Loss Before Income Taxes and Provision For (Benefit From) Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Loss before income taxes	$ (40,521)				$ (30,062)				$ (153,948)	$ (67,909)	$ (55,672)
Provision for (benefit from) income taxes	$ 296	$ 14	$ 2,562	$ 17	$ (6,677)	$ (805)	$ 70	$ 27	$ (4,084)	$ (683)	$ 6,628
Effective tax rate	(0.70%)				22.20%				2.70%	1.00%	(11.90%)